Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Rent expense for space	$ 13,080
Rent expense		$ 100,000	$ 100,000	$ 400,000	$ 400,000
Royalties ranging percentage		8.00%
Sublicense sales percentage		12.00%
2011 Exclusive Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Milestone payment				$ 765,000
License reduced percentage				50.00%
Aggregate maintenance fees				$ 80,000
Maintenance fees annually				$ 50,000
Percentage of worldwide net sales				2.00%
Subject to a minimum royalty payment				$ 75,000
Royalty description				The Company is required to pay royalties ranging from 8% of worldwide sublicense sales of covered products (if the sublicense is entered after commencement of Phase II clinical trials) to 12% of worldwide sublicense sales (if the sublicense is entered prior to commencement of Phase I clinical trials).
2013 Exclusive Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Milestone payment		$ 765,000		$ 765,000
License reduced percentage		50.00%		50.00%
Percentage of worldwide net sales		2.00%		2.00%
Subject to a minimum royalty payment		$ 75,000		$ 75,000
Royalty description				The Company is required to pay the Regents royalties ranging from 8% of worldwide sublicense sales of covered products (if the sublicense is entered after commencement of Phase II clinical trials) to 12% of worldwide sublicense sales (if the sublicense is entered prior to commencement of Phase I clinical trials).
Initial license issue fee		10,000		$ 10,000
Aggregate maintenance fees		7,500		7,500
Maintenance fees annually		$ 5,000		$ 5,000